Legg Mason Partners Variable Equity Trust (CIK 0001176343)

Form N-14 Filed on July 2, 2007

File No. 333-144291, Accession Number 0001193125-07-148444

This submission is being made solely to obtain an identifier for Class II shares of Legg Mason Partners Variable Appreciation Portfolio, Series ID: S000017013. Class II shares were substantively registered in the above-referenced Form N-14 filing.

Any questions on this submission should be directed to Dianne E. O’Donnell, Esq., Willkie Farr & Gallagher LLP, at 212-728-8558.